8. Preferred Stock (Detail) (USD $)	33 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Preferred Stock, Shares Authorized (in Shares)	25,000,000	25,000,000
	$ 25,000,000
	0.001	0.001
	$ 7,500,000	$ 7,500,000
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)	20
Preferred Stock, Voting Rights	one hundred